Net (loss) income per Ordinary Share - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Loss per Ordinary Share
Number of anti-dilutive securities	322,333,636	534,001,020	328,354,911
Share options
Net Loss per Ordinary Share
Number of anti-dilutive securities	266,047,366	328,286,866	290,614,107
Restricted shares units
Net Loss per Ordinary Share
Number of anti-dilutive securities	26,173,123	23,653,423	37,740,804
Shares of convertible notes
Net Loss per Ordinary Share
Number of anti-dilutive securities	30,113,147	182,060,731